Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Warrants [member]
Statement [LineItems]
Warrants outstanding	6,109,942	5,941,364